Subsequent Events (Details) - USD ($)									1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Mar. 31, 2025	Mar. 02, 2025	Mar. 01, 2025	Feb. 04, 2025	Sep. 24, 2024	Apr. 23, 2024	Mar. 01, 2024	Jun. 30, 2022	Jan. 31, 2025	Jan. 31, 2025	Jul. 31, 2024	Jul. 31, 2023
Subsequent Events [Line Items]
Ordinary shares (in Shares)							1,905,522
Ordinary shares, par value (in Dollars per share)										$ 0.001	$ 0.001	$ 0.001	$ 0.001
Rental fee								$ 3,000	$ 20,000
First Instalment [Member]
Subsequent Events [Line Items]
Instalments amount						$ 250,000
Subsequent Event [Member]
Subsequent Events [Line Items]
Pre-funded warrants (in Shares)					887,553
Restricted warrants to purchase (in Shares)					2,467,553
Aggregate gross proceeds					$ 2,500,000
Percentage of beneficially owning					4.99%
Percentage for purchases of ordinary shares					9.99%
Rental fee			$ 1,000
Subsequent Event [Member] | PreFunded Warrant [Member]
Subsequent Events [Line Items]
Exercise price (in Dollars per share)					$ 0.01
Subsequent Event [Member] | Loan Payables [Member]
Subsequent Events [Line Items]
Settlement agreement amount						1,000,000
Subsequent Event [Member] | First Instalment [Member]
Subsequent Events [Line Items]
Instalments amount						$ 250,000
Common Stock [Member]
Subsequent Events [Line Items]
Ordinary shares (in Shares)										3,820,000	3,820,000	1,905,522
Common Stock [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Ordinary shares (in Shares)					1,580,000
Ordinary shares, par value (in Dollars per share)					$ 0.001
Forecast [Member] | Second Instalment [Member]
Subsequent Events [Line Items]
Instalments amount		$ 500,000		$ 500,000
Forecast [Member] | Final Instalment [Member]
Subsequent Events [Line Items]
Instalments amount	$ 250,000